Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Deferred Financing Costs

Balance January 1, 2013	$2,596,029
Additions	642,825
Amortization	(941,733)
Balance December 31, 2013	$2,297,121
Additions	4,172,546
Amortization	(2,108,716)
Balance December 31, 2014	$4,360,951